Background And Description of Business	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND AND DESCRIPTION OF BUSINESS
1.	BACKGROUND AND DESCRIPTION OF BUSINESS

These consolidated financial statements and footnotes include the financial position and operations of Cyalume Technologies Holdings, Inc. (“Cyalume” or the “Company”), a holding company that is the sole shareholder of Cyalume Technologies, Inc. (“CTI”) and of Cyalume Specialty Products, Inc. (“CSP”). CTI is the sole shareholder of Cyalume Technologies, SAS (“CTSAS”), Cyalume Realty, Inc. (“CRI”) and Combat Training Solutions, Inc. (“CTS”). All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company’s primary focus is providing tactical and training solutions to the military of the U.S. and other countries through both products and services.

CTI and CTSAS manufacture and sell chemiluminescent products and reflective and photoluminescent materials to military, ammunition, commercial and public safety markets. CTSAS is located in France and represents us in certain international markets, primarily Europe and the Middle East. CTI sells to customers in all other geographic markets. CTI’s and CTSAS’ business operations constitute the majority, based on revenues and assets, of our consolidated business operations.

CSP manufactures and sells specialty chemical products to the defense, pharmaceutical, cosmetic and other markets. CSP’s operations are located in Bound Brook, New Jersey.

CRI previously owned land located in Colorado Springs, Colorado. The land was transferred in connection with a 2013 legal settlement (see Note 18).

CTS provides its customers with battlefield effects simulation products while its services include planning and implementing tactical training exercises simulating real-world experiences. These products allow military and law enforcement professionals to maintain operational readiness through safe, live training and hands-on situational exercises.

Our business is managed and financial results are reported as one segment. The CEO, who is the chief operating decision maker, focuses on consolidated results to make strategic and tactical decisions. Our one operating segment consists of four reporting units: Chemical Light (the operations of CTI and CTSAS), Training (the operations of CTS), Specialty Products (the operations of CSP) and Other (the operations of CRI and the parent company Cyalume Technologies Holdings, Inc.).

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern. For the years ended December 31, 2013 and 2012, the Company had net losses of approximately $15.7 million and $50.2 million, respectively, and used approximately $2.6 million of cash in its operations for the year ended December 31, 2013. The Company generated approximately $3.5 million in cash flow from operating activities for the year ended December 31, 2012. As of December 31, 2013 and 2012, the Company had an accumulated deficit of approximately $95.9 million and $80.2 million, respectively, and total stockholders’ equity of $6.5 million and $25.3 million, respectively. The Company’s unrestricted cash balance was approximately $0.9 million at December 31, 2013.

Due to uncertainty about the Company’s ability to meet its current operating expenses and current obligations, in their report on our annual financial statements for the year ended December 31, 2013, the Company’s independent registered public accounting firm included an explanatory paragraph regarding the Company’s ability to continue as a going concern. The Company’s current liabilities include approximately $4.0 million relating to a contingent legal obligation (see Note 18).

In light of the Company’s results of operations, management has been evaluating various possibilities including but not limited to refinancing or restructuring the Company’s debt, reducing or eliminating operating expenses, and raising additional capital through the issuance of common or preferred stock or securities convertible into common stock. These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing stockholders, may reduce the value of the stockholders’ investment in the Company or may impact the Company’s stock price.

There can be no assurances that the Company will be successful in raising adequate additional financial support. If not, the Company will be required to reduce operations. The Company’s consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.